Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.4%
Automobile Components - 3.7%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/2026 (A)	$ 140,000	$ 140,017
6.75%, 02/15/2030 (A)	69,000	70,083
8.50%, 05/15/2027 (A)	196,000	197,046
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	287,000	287,090
Dana, Inc.
5.63%, 06/15/2028	294,000	291,853
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	130,000	127,524
5.00%, 07/15/2029	265,000	247,266
9.50%, 05/31/2025	93,000	93,169
Phinia, Inc.
6.63%, 10/15/2032 (A)	140,000	140,425
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	150,000	149,738
6.75%, 04/23/2030 (A)	150,000	147,551
7.13%, 04/14/2030 (A)	150,000	150,104
		2,041,866
Automobiles - 2.1%
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	220,000	223,907
7.35%, 11/04/2027	516,000	539,443
Wabash National Corp.
4.50%, 10/15/2028 (A)	445,000	411,041
		1,174,391
Banks - 3.0%
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	200,000	203,403
Citigroup, Inc.
Fixed until 12/10/2025 (C), 4.00% (B)	160,000	157,744
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	450,000	398,628
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	200,000	226,351
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (B)	113,000	113,000
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (B), 11/15/2033	200,000	225,312
UniCredit SpA
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	354,000	344,496
		1,668,934
Beverages - 1.0%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)(D)	581,000	548,990
Building Products - 4.5%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	567,000	538,029
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	$ 151,000	$ 145,099
6.38%, 06/15/2032 (A)	308,000	312,166
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	119,000	116,902
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	378,000	306,086
9.50%, 08/15/2029 (A)	82,000	81,930
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	377,000	381,337
6.75%, 07/15/2031 (A)	66,000	67,119
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)(E)	176,000	176,660
6.75%, 03/01/2033 (A)(E)	49,000	49,245
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	177,000	175,542
8.88%, 11/15/2031 (A)	135,000	143,972
		2,494,087
Chemicals - 1.0%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	57,000	34,200
Avient Corp.
6.25%, 11/01/2031 (A)	45,000	44,895
7.13%, 08/01/2030 (A)	415,000	426,006
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.5%, Cash 5.13%, 05/03/2029 (A)(F)	64,600	49,096
		554,197
Commercial Services & Supplies - 9.2%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	334,000	342,478
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	248,000	245,265
8.00%, 02/15/2031 (A)(G)	340,000	351,528
Benteler International AG
10.50%, 05/15/2028 (A)	200,000	212,631
Enviri Corp.
5.75%, 07/31/2027 (A)	464,000	449,952
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	160,000	166,336
8.63%, 05/15/2032 (A)	70,000	74,615
9.00%, 05/15/2028 (A)	142,000	149,665
Garda World Security Corp.
4.63%, 02/15/2027 (A)	196,000	192,141
6.00%, 06/01/2029 (A)	76,000	73,258
8.38%, 11/15/2032 (A)	40,000	41,303
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	366,000	364,835
6.63%, 06/15/2029 (A)	245,000	250,476
Hertz Corp.
4.63%, 12/01/2026 (A)(G)	152,000	135,169
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Hertz Corp. (continued)
5.00%, 12/01/2029 (A)(G)	$ 390,000	$ 281,648
12.63%, 07/15/2029 (A)	117,000	126,108
Madison IAQ LLC
4.13%, 06/30/2028 (A)	103,000	98,558
5.88%, 06/30/2029 (A)	430,000	414,453
Reworld Holding Corp.
5.00%, 09/01/2030	414,000	384,581
United Rentals North America, Inc.
3.75%, 01/15/2032	156,000	138,392
4.00%, 07/15/2030	160,000	148,160
6.00%, 12/15/2029 (A)	440,000	447,223
WW International, Inc.
4.50%, 04/15/2029 (A)	244,000	49,078
		5,137,853
Communications Equipment - 2.3%
CommScope LLC
4.75%, 09/01/2029 (A)	207,000	184,267
8.25%, 03/01/2027 (A)	138,000	131,742
Iliad Holding SASU
7.00%, 10/15/2028 (A)	250,000	254,526
Vmed O2 U.K. Financing I PLC
7.75%, 04/15/2032 (A)	690,000	699,385
		1,269,920
Construction & Engineering - 4.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	345,000	346,934
Beazer Homes USA, Inc.
7.25%, 10/15/2029 (G)	245,000	249,137
7.50%, 03/15/2031 (A)	117,000	118,478
Century Communities, Inc.
6.75%, 06/01/2027	1,172,000	1,180,660
KB Home
7.25%, 07/15/2030 (G)	364,000	376,084
Landsea Homes Corp.
8.88%, 04/01/2029 (A)	190,000	190,384
		2,461,677
Consumer Staples Distribution & Retail - 1.0%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030 (A)	238,000	215,546
Bath & Body Works, Inc.
6.88%, 11/01/2035	124,000	128,000
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029 (G)	228,000	231,300
		574,846
Containers & Packaging - 5.0%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(F)	207,250	11,916
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)	200,000	176,000
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	$ 243,000	$ 240,900
5.38%, 01/15/2028 (A)	373,000	365,199
Graphic Packaging International LLC
3.50%, 03/01/2029 (A)	280,000	258,219
3.75%, 02/01/2030 (A)	156,000	142,547
6.38%, 07/15/2032 (A)	379,000	382,449
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	71,000	72,346
9.25%, 04/15/2027 (A)	35,000	35,657
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)	65,000	63,359
7.38%, 06/01/2032 (A)	107,000	102,778
Sealed Air Corp.
6.50%, 07/15/2032 (A)	75,000	76,212
6.88%, 07/15/2033 (A)	150,000	157,615
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031 (A)	270,000	280,745
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	200,000	199,006
8.50%, 08/15/2027 (A)	200,000	200,156
		2,765,104
Diversified REITs - 1.0%
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	157,000	146,284
SBA Communications Corp.
3.13%, 02/01/2029	465,000	423,106
		569,390
Electric Utilities - 2.9%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	170,000	150,573
4.75%, 03/15/2028 (A)	658,000	636,668
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	844,000	797,939
		1,585,180
Electrical Equipment - 1.7%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)	488,000	494,963
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	176,000	179,201
6.63%, 03/15/2032 (A)	45,000	46,018
7.25%, 06/15/2028 (A)	247,000	251,679
		971,861
Electronic Equipment, Instruments & Components - 0.9%
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	319,000	295,418
6.63%, 07/15/2032 (A)	200,000	201,287
		496,705
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.7%
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)	$ 86,000	$ 70,407
11.75%, 10/01/2028 (A)(G)	431,000	301,161
		371,568
Financial Services - 4.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	459,000	444,850
3.75%, 09/15/2030 (A)	139,000	123,030
8.00%, 06/15/2027 (A)	150,000	155,944
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	208,000	197,064
4.63%, 11/15/2027 (A)	271,000	265,941
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (A)	400,000	421,570
8.38%, 05/01/2028 (A)	110,000	115,290
PennyMac Financial Services, Inc.
7.13%, 11/15/2030 (A)	182,000	186,256
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	160,000	155,116
UWM Holdings LLC
6.63%, 02/01/2030 (A)	133,000	133,262
		2,198,323
Food Products - 3.5%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	389,000	406,258
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	497,000	493,972
6.00%, 06/15/2030 (A)	227,000	225,980
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	621,000	577,499
6.38%, 03/01/2033 (A)	237,000	233,492
		1,937,201
Health Care Equipment & Supplies - 0.6%
Medline Borrower LP
3.88%, 04/01/2029 (A)	203,000	189,535
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	168,000	170,767
		360,302
Health Care Providers & Services - 5.4%
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032 (A)	510,000	525,061
DaVita, Inc.
4.63%, 06/01/2030 (A)	247,000	230,280
Encompass Health Corp.
4.50%, 02/01/2028	217,000	211,883
4.75%, 02/01/2030	280,000	269,390
HCA, Inc.
5.88%, 02/15/2026	166,000	166,777
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	367,000	391,353
Kedrion SpA
6.50%, 09/01/2029 (A)(G)	286,000	272,773
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
LifePoint Health, Inc.
11.00%, 10/15/2030 (A)	$ 166,000	$ 183,577
Surgery Center Holdings, Inc.
7.25%, 04/15/2032 (A)(G)	140,000	139,661
Tenet Healthcare Corp.
4.25%, 06/01/2029	195,000	184,299
5.13%, 11/01/2027	178,000	176,084
6.13%, 06/15/2030	161,000	161,955
6.25%, 02/01/2027	117,000	117,239
		3,030,332
Hotel & Resort REITs - 1.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	174,000	172,008
7.00%, 02/01/2030 (A)	345,000	353,169
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	258,000	257,623
		782,800
Hotels, Restaurants & Leisure - 5.7%
Amer Sports Co.
6.75%, 02/16/2031 (A)	461,000	473,363
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	541,000	514,442
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	505,000	489,945
5.88%, 04/01/2029 - 03/15/2033 (A)	225,000	225,394
6.13%, 04/01/2032 (A)	140,000	141,285
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (A)	406,000	368,618
5.00%, 06/01/2029 (A)	214,000	204,274
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	170,000	161,089
6.60%, 10/01/2025	383,000	383,989
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)	218,000	221,314
		3,183,713
Household Durables - 0.8%
Newell Brands, Inc.
6.38%, 05/15/2030	215,000	217,248
6.63%, 05/15/2032	214,000	217,469
		434,717
Household Products - 0.4%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	233,000	209,157
Insurance - 3.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	160,000	160,097
6.75%, 10/15/2027 (A)	72,000	71,726
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	$ 400,000	$ 393,151
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	82,000	79,107
7.95%, 06/15/2033 (A)	176,000	196,280
Fixed until 07/15/2029, 7.95% (B), 10/15/2054 (A)	100,000	104,612
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 6.91% (B), 02/12/2067 (A)	301,000	280,319
HUB International Ltd.
7.25%, 06/15/2030 (A)	90,000	93,059
7.38%, 01/31/2032 (A)	50,000	51,431
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.10% (B), 05/17/2066	259,000	217,611
		1,647,393
Internet & Catalog Retail - 0.5%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	200,000	209,008
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	70,000	70,558
		279,566
IT Services - 1.8%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	175,000	168,676
5.13%, 04/15/2029 (A)	78,000	74,400
Western Digital Corp.
4.75%, 02/15/2026	770,000	765,579
		1,008,655
Machinery - 1.0%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	193,000	202,016
GrafTech Finance, Inc.
4.63%, 12/23/2029 (A)	58,000	40,523
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(G)	60,000	51,450
SPX Flow, Inc.
8.75%, 04/01/2030 (A)	233,000	242,084
		536,073
Media - 9.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	123,000	109,141
4.50%, 06/01/2033 (A)	40,000	33,948
4.75%, 02/01/2032 (A)	356,000	315,991
5.00%, 02/01/2028 (A)	52,000	50,628
5.38%, 06/01/2029 (A)	133,000	128,555
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	277,000	263,129
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(G)	$ 46,000	$ 40,950
7.75%, 04/15/2028 (A)	119,000	110,913
9.00%, 09/15/2028 (A)	286,000	301,369
CSC Holdings LLC
4.50%, 11/15/2031 (A)	418,000	315,078
5.75%, 01/15/2030 (A)	501,000	290,775
Gray Media, Inc.
4.75%, 10/15/2030 (A)	296,000	179,796
5.38%, 11/15/2031 (A)	376,000	224,193
iHeartCommunications, Inc.
9.13%, 05/01/2029 (A)	352,619	307,014
10.88%, 05/01/2030 (A)	226,400	155,585
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)(G)	400,000	325,037
6.75%, 10/15/2027 (A)	180,000	164,736
Sirius XM Radio LLC
4.13%, 07/01/2030 (A)	355,000	317,696
TEGNA, Inc.
4.63%, 03/15/2028	399,000	382,191
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	245,000	245,088
8.00%, 08/15/2028 (A)	72,000	73,607
8.50%, 07/31/2031 (A)	165,000	165,765
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	250,000	217,746
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	474,000	423,432
		5,142,363
Metals & Mining - 4.4%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	623,000	614,569
6.38%, 06/15/2030 (A)	181,000	182,707
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	53,000	53,174
7.00%, 03/15/2032 (A)(G)	278,000	277,412
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	167,000	167,953
8.50%, 05/01/2030 (A)	140,000	144,869
9.25%, 10/01/2028 (A)	26,000	27,513
New Gold, Inc.
7.50%, 07/15/2027 (A)	387,000	389,345
Novelis Corp.
4.75%, 01/30/2030 (A)	477,000	448,103
Novelis, Inc.
6.88%, 01/30/2030 (A)	147,000	150,503
		2,456,148
Mortgage Real Estate Investment Trusts - 1.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	127,000	126,844
7.00%, 07/15/2031 (A)	220,000	226,448
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	$ 467,000	$ 460,312
6.50%, 07/01/2030 (A)	89,000	89,858
		903,462
Paper & Forest Products - 0.8%
Magnera Corp.
4.75%, 11/15/2029 (A)	387,000	349,721
7.25%, 11/15/2031 (A)	80,000	78,974
		428,695
Personal Care Products - 0.3%
Coty, Inc.
5.00%, 04/15/2026 (A)	82,000	81,788
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.63%, 07/15/2030 (A)	86,000	87,835
		169,623
Pharmaceuticals - 1.7%
AdaptHealth LLC
5.13%, 03/01/2030 (A)(G)	110,000	101,782
6.13%, 08/01/2028 (A)	240,000	235,821
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (B), 12/10/2054	65,000	64,077
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	126,000	126,793
Grifols SA
4.75%, 10/15/2028 (A)	262,000	242,154
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	212,000	191,970
		962,597
Real Estate Management & Development - 0.4%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	73,000	73,619
8.88%, 09/01/2031 (A)	144,000	155,034
		228,653
Software - 1.0%
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	67,000	67,422
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (A)	200,000	206,252
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	$ 42,585	$ 22,593
UKG, Inc.
6.88%, 02/01/2031 (A)	237,000	241,948
		538,215
Specialized REITs - 1.5%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	13,803
5.25%, 03/15/2028 (A)	684,000	672,343
6.25%, 01/15/2033 (A)	127,000	127,522
7.00%, 02/15/2029 (A)	16,000	16,455
		830,123
Total Corporate Debt Securities (Cost $51,427,078)		51,954,680

	Shares	Value
OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (H)	2,394,073	2,394,073
Total Other Investment Company (Cost $2,394,073)		2,394,073

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 1.80% (H), dated 01/31/2025, to be repurchased at $1,240,784 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $1,265,544.	$ 1,240,598	1,240,598
Total Repurchase Agreement (Cost $1,240,598)		1,240,598
Total Investments (Cost $55,061,749)		55,589,351
Net Other Assets (Liabilities) - 0.0% (I)		25,121
Net Assets - 100.0%		$ 55,614,472
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$51,954,680	$—	$51,954,680
Other Investment Company	2,394,073	—	—	2,394,073
Repurchase Agreement	—	1,240,598	—	1,240,598
Total Investments	$2,394,073	$53,195,278	$—	$55,589,351
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $42,056,981, representing 75.6% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Primo Water Holdings, Inc. 4.38%, 04/30/2029	04/21/2021 - 03/27/2024	$498,122	$548,990	1.0%

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)
All or a portion of the security is on loan. The total value of the securities on loan is $2,480,145, collateralized by cash collateral of $2,394,073 and non-cash collateral, such as U.S. government securities of $137,720. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(H)	Rate disclosed reflects the yield at January 31, 2025.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield ESG (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds